IFRSs not yet adopted	12 Months Ended
Dec. 31, 2019
IFRSs not yet adopted
IFRSs not yet adopted

4 IFRSs not yet adopted

On May 18, 2017, the IASB issued IFRS 17 “Insurance Contracts” (hereinafter IFRS 17), which sets out the accounting for the insurance contracts issued and the reinsurance contracts held. IFRS 17, which replaces IFRS 4 “Insurance Contracts”, shall be applied for annual reporting periods beginning on or after January 1, 2021.

On March 29, 2018, the IASB issued the document “Amendments to References to the Conceptual Framework in IFRS Standards”, which includes, basically, technical and editorial changes to existing IFRS standards in order to update references in those standards to previous versions of the IFRS Framework with the new Conceptual Framework for Financial Reporting, issued by the IASB on the same date. These amendments shall be applied for annual reporting periods beginning on or after January 1, 2020.

On October 22, 2018, the IASB issued amendments to IFRS 3 “Business Combinations” (hereinafter the amendments to IFRS 3), which clarify the definition of a business. The amendments to IFRS 3 shall be applied for annual reporting periods beginning on or after January 1, 2020.

On October 31, 2018, the IASB issued amendments to IAS 1 and IAS 8 “Definition of Material” (hereinafter the amendments to IAS 1 and IAS 8), which clarify, and align across all IFRS Standards and other publications, the definition of material to help companies make better materiality judgements. In particular, information is material if omitting, misstating or obscuring it could be expected to influence decisions that the primary users of general purpose financial statements make on the basis of those financial statements. The amendments to IAS 1 and IAS 8 shall be applied for annual reporting periods beginning on or after January 1, 2020.

On September 26, 2019, the IASB issued amendments to IFRS 9, IAS 39 and IFRS 7 “Interest Rate Benchmark Reform” (hereinafter amendments to IFRS 9, IAS 39 and IFRS 7), which provide temporary exceptions from applying specific hedge accounting requirements to all hedging relationships directly affected by the interest rate benchmark reform. The amendments to IFRS 9, IAS 39 and IFRS 7 shall be applied for annual reporting periods beginning on or after January 1, 2020.

On January 23, 2020, the IASB issued amendments to IAS 1 “Presentation of Financial Statements: Classification of Liabilities as Current or Non-current” (hereinafter amendments to IAS 1), which clarify how to classify debt and other liabilities as current or non-current. The amendments to IAS 1 shall be applied for annual reporting periods beginning on or after January 1, 2022.

Eni is currently reviewing the IFRSs not yet adopted in order to determine the likely impact on the Consolidated Financial Statements.